Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,563,755	$ 239,656	¥ 2,085,234	$ 319,576	¥ 1,148,292	¥ 1,126,475
Prepaid expenses and other current assets	1,004,845	153,999	1,324,924
Total current assets	16,418,182	2,516,196	16,506,318
Non-current assets
Long‑term investments	521,802	79,970	511,605
Other assets	462,285	70,848	454,421
Total non-current assets	3,926,983	601,836	2,729,976
TOTAL ASSETS	20,345,165	3,118,032	19,236,294
Current liabilities
Accrued interest payable	36,484	5,591	87,003
Accrued expenses and other current liabilities	2,926,347	448,482	1,394,639
Total current liabilities	12,019,673	1,842,095	9,802,619
Non-current liabilities
Convertible notes	1,920,227	294,288	2,046,051
Total non-current liabilities	2,794,754	428,315	2,834,136
TOTAL LIABILITIES	14,814,427	2,270,410	12,636,755
Commitments and contingencies (Note 21)
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	2,724,006	417,472	2,519,886
Accumulated other comprehensive (loss)/income	3,308	507	(7,288)
Retained earnings	2,113,956	323,978	3,734,397
Total equity attributable to owners of the company	5,490,738	841,492	6,599,539
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	20,345,165	3,118,032	19,236,294
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	176	27	170
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	58	9	61
Parent
Current assets
Cash and cash equivalents	846	130	139,917
Amounts due from subsidiaries and other related parties	2,430,814	372,538	2,449,933
Prepaid expenses and other current assets	6,272	961	15,243
Total current assets	2,437,932	373,629	2,605,093
Non-current assets
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	4,945,849	757,985	6,021,088
Long‑term investments	68,151	10,445	77,054
Other assets			1,020
Total non-current assets	5,014,000	768,430	6,099,162
TOTAL ASSETS	7,451,932	1,142,059	8,704,255
Current liabilities
Amounts due to subsidiaries, VIEs and VIEs’ subsidiaries	18,264	2,799	18,468
Accrued interest payable	9,233	1,415	12,136
Accrued expenses and other current liabilities	13,470	2,065	28,061
Total current liabilities	40,967	6,279	58,665
Non-current liabilities
Convertible notes	1,920,227	294,288	2,046,051
Total non-current liabilities	1,920,227	294,288	2,046,051
TOTAL LIABILITIES	1,961,194	300,567	2,104,716
Commitments and contingencies (Note 21)
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	2,724,006	417,472	2,519,886
Accumulated other comprehensive (loss)/income	3,308	507	(7,288)
Retained earnings	2,763,190	423,477	4,086,710
Total equity attributable to owners of the company	5,490,738	841,492	6,599,539
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	7,451,932	1,142,059	8,704,255
Parent | Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	176	27	170
Parent | Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	¥ 58	$ 9	¥ 61